Financial risk management	12 Months Ended
Dec. 31, 2024
Statements [Line Items]
Financial risk management
19. Financial risk management
The Group’s approach to the management of financial risks, together with sensitivity analyses of its financial instruments, is set out below.
Treasury policy
Pearson’s treasury policies set out the Group’s principles for addressing key financial risks including capital risk, liquidity risk, foreign exchange risk and interest rate risk, and sets out measurable targets for each. The Audit Committee receives quarterly reports incorporating compliance with measurable targets and reviews and approves any changes to treasury policies annually.
The treasury function is permitted to use derivatives where their use reduces a risk or allows a transaction to be undertaken more cost effectively. Derivatives permitted include swaps, forwards and collars to manage foreign exchange and interest rate risk, with foreign exchange swap and forward contracts the most commonly executed. Speculative transactions are not permitted.
Capital risk
The Group’s objectives when managing capital are:

—	To maintain a strong balance sheet and a solid investment grade rating;

—	To continue to invest in the business organically and through acquisitions; and

—	To have a sustainable and progressive dividend policy.
At 31 December 2024, the Group and its bonds were rated BBB (stable outlook) with Fitch Ratings Limited and Baa2 (stable outlook) with Moody’s Investor Services.
Net debt
The Group’s net debt position is set out below:

All figures in £ millions	2024	2023
Cash and cash equivalents	543	312
Overdrafts	–	(3)
Derivative financial instruments	(7)	5
Bonds	(955)	(611)
Investment in finance lease receivable	83	100
Lease liabilities	(517)	(547)
Net debt	(853)	(744)

Interest and foreign exchange rate management
The Group’s principal currency exposure is to the US dollar which represents 69% of the Group’s sales.
The Group’s long-term debt is primarily held in US dollars to provide a natural hedge of this exposure, which is achieved through issued US dollar debt or converting euro debt to US dollars using cross-currency swaps, forwards and collars. As at 31 December 2024 and 2023, the Group’s debt of £1,472m (2023: £1,161m) is all issued
at fixed rates.
See note 16 for details of the Group’s hedging programme which addresses interest rate risk and foreign currency risk.
Overseas profits are converted to sterling to satisfy sterling cash outflows such as dividends at the prevailing spot rate at the time of the transaction. To the extent the Group has sufficient sterling, US dollars may be held as dollar cash to provide a natural offset to the Group’s debt or to satisfy future US dollar cash outflows.
The Group does not have significant cross-border foreign exchange transactional exposures.
As at 31 December 2024, the sensitivity of the carrying value of the Group’s financial instruments to fluctuations in interest rates and exchange rates is as follows:

					2024

All figures in £ millions	Carrying value	Impact of 1% increase in interest rates	Impact of 1% decrease in interest rates	Impact of 10% strengthening in sterling	Impact of 10% weakening in sterling
Investments in listed and unlisted securities	141	–	–	(10)	12
Other receivable	12	–	–	(1)	1
Cash and cash equivalents	543	–	–	(32)	40
Derivative financial instruments	(7)	4	(4)	22	(24)
Bonds	(955)	–	–	23	(28)
Other borrowings	(517)	–	–	19	(23)
Investment in finance lease receivable	83	–	–	(8)	9
Deferred and contingent consideration	(22)	–	–	2	(2)
Other net financial assets	412	–	–	(32)	40
Total	(310)	4	(4)	(17)	25

					2023
All figures in £ millions	Carrying value	Impact of 1% increase in interest rates	Impact of 1% decrease in interest rates	Impact of 10% strengthening in sterling	Impact of 10% weakening in sterling
Investments in unlisted securities	143	–	–	(10)	12
Other receivable	12	–	–	(1)	1
Cash and cash equivalents	312	–	–	(24)	30
Derivative financial instruments	5	15	(15)	(5)	19
Bonds	(611)	2	(2)	24	(29)
Other borrowings	(550)	–	–	21	(26)
Investment in finance lease receivable	100	–	–	(9)	11
Deferred and contingent consideration	(57)	–	–	3	(4)
Other net financial assets	378	–	–	(31)	38
Total	(268)	17	(17)	(32)	52
The table above shows the sensitivities of the values of each class of financial instrument to an isolated change in either interest rates or foreign exchange rates. Other net financial assets comprise trade receivables less trade payables. When calculating the impact of the sensitivity of each class of financial instrument to foreign exchange rates, with the exception of net debt (including cash balances), the Group is mainly exposed to translational risk rather than transactional risk as transactions are mainly carried out in the currency that they are recorded in. The calculation excludes the impact of unhedged intercompany positions. As a result, a significant proportion of the movements shown above would impact equity rather than the income statement due to the location and functional currency of the entities in which they arise and the availability of net investment hedging.
Liquidity and refinancing risk management
The Group regularly reviews the level of cash and debt facilities required to fund its activities. This involves preparing a prudent cash flow forecast for the next three to five years, determining the level of debt facilities required to fund the business, planning for shareholder returns and repayments of maturing debt, and identifying an appropriate amount of headroom to provide a reserve against unexpected outflows.
At 31 December 2024, the Group had cash of £0.5bn (2023: £0.3bn)
,
and no outstanding drawings (2023: £nil) on the US dollar denominated revolving credit facility due 2028 of $1bn (2023: $1bn).
The $1bn facility contains interest cover and leverage covenants which the Group has complied with for the year ended 31 December 2024. The maturity of the carrying values of the Group’s borrowings and trade payables are set out in notes 18 and 24 respectively.
In 2024, the Group issued a new £350m 5.375% GBP denominated Education Bond.
At the end of 2024, the currency split of the Group’s trade payables was US dollar £191m (2023: £228m), sterling £51m (2023: £64m) and other currencies £31m (2023: £25m). Trade payables are all due within one year (2023: all due within one year).

The table below analyses the Group’s bonds and derivative assets and liabilities into relevant maturity groupings based on the remaining period at the balance sheet date to the contractual maturity date. Short dated derivative instruments have not been included in this table. The amounts disclosed in the table are the contractual undiscounted cash flows (including interest) and as such may differ from the amounts disclosed on the balance sheet.
Any cash flows based on a floating rate are calculated using interest rates as set at the date of the last rate reset. Where this is not possible, floating rates are based on interest rates prevailing at 31 December in the relevant year.

	Analysed by maturity				Analysed by currency

All figures in £ millions	Greater than one month and less than one year	Later than one year but less than five years	Five years or more	Total	USD	GBP	Other	Total
At 31 December 2024
Bonds	250	–	705	955	–	705	250	955
Rate derivatives – inflows	(394)	(3)	(17)	(414)	(2)	(163)	(249)	(414)
Rate derivatives – outflows	408	1	3	412	176	235	1	412
FX forwards – inflows	(1,034)	–	–	(1,034)	–	(1,034)	–	(1,034)
FX forwards – outflows	1,049	–	–	1,049	1,049	–	–	1,049
Total	279	(2)	691	968	1,223	(257)	2	968
At 31 December 2023
Bonds	–	257	354	611	–	354	257	611
Rate derivatives – inflows	(13)	(262)	–	(275)	(6)	(9)	(260)	(275)
Rate derivatives – outflows	5	268	–	273	178	89	6	273
FX forwards – inflows	(428)	–	–	(428)	–	(428)	–	(428)
FX forwards – outflows	421	–	–	421	421	–	–	421
Total	(15)	263	354	602	593	6	3	602
Financial counterparty and credit risk management
Financial counterparty and credit risk arises from cash and cash equivalents, favourable derivative financial instruments and deposits with banks and financial institutions, as well as credit exposures to customers, including outstanding receivables. Counterparty credit limits, which take published credit rating and other factors into account, are set to cover the Group’s total aggregate exposure to a single financial institution. The limits applicable to published credit rating bands are approved by the Chief Financial Officer within guidelines approved by the Board. Exposures and limits applicable to each financial institution are reviewed on a regular basis.
Cash deposits and derivative transactions are made with approved counterparties up to pre-agreed
limits. To manage counterparty risk associated with cash and cash equivalents, the Group uses a mixture of money market funds as well as bank deposits. As at 31 December 2024, 86% (2023: 75%) of cash and cash equivalents was held with investment grade bank counterparties, 12% (2023: 10%) with AAA money market funds and 2% (2023: 15%) with non-investment
grade bank counterparties.

For trade receivables and contract assets, the Group’s exposure to credit risk is influenced mainly by the individual characteristics of each customer. However, risk associated with the industry and country in which customers operate may also influence the credit risk. The credit quality of customers is assessed by taking into account financial position, past experience and other relevant factors. Individual credit limits are set for each customer based on internal ratings. The compliance with credit limits is regularly monitored by the Group. A default on a trade receivable is when the counterparty fails to make contractual payments within the stated payment terms. Trade receivables and contract assets are written off when there is no reasonable expectation of recovery.
The carrying amounts of financial assets, trade receivables and contract assets represent the maximum credit exposure.
Trade receivables and contract assets are subject to impairment using the expected credit loss model. The Group applies the IFRS 9 simplified approach to measuring expected credit losses which uses a lifetime expected credit loss allowance for all trade receivables and contract assets. To measure the expected credit losses, trade receivables and contract assets have been grouped based on shared credit risk characteristics and the days past due. See note 22 for further details about trade receivables and contract assets including movements in provisions for bad and doubtful debts.